QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Jones & Keller, P.C.
1999 Broadway, suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2010

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS September 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	COMMON STOCK	97.26%
	AUSTRIA	1.09%
130,000	Immofinanz AG		$ 483,265
	CYPRUS	1.59%
140,000	Bank of Cyprus Ltd		704,325
	CZECH REPUBLIC	4.34%
165,000	New World Resources VB-W/I		1,919,177
	GEORGIA	1.57%
50,000	Bank of Georgia Regs GDR		695,000
	GERMANY	0.06%
9,000	Magnat Real Estate Opps		24,475
	GREAT BRITAIN	3.81%
29,000	Eurasian Natural Resource		418,939
136,000	Highland Gold Mining Ltd.		340,102
23,400	Kazakhms PLC		534,387
590,000	Lewis Charles Romania Property Fund Ltd.		60,317
106,500	Trans Balkan Investments		67,001
22,000	Ukraine Opportunity Trust PL		2,750
110,000	Ukraine Opportunity Trust PL ORD		258,500
			1,681,996
	GREECE	2.17%
86,000	National Bank RTS 10/11/10		42,096
86,000	National Bank of Greece		838,419
86,000	National Bank RTS Conv Bond 10/11/10		77,177
			957,692
	HUNGARY	2.13%
267,793	Ablon Group		237,969
27,000	OTP Bank		705,466
			943,435
	LUXEMBOURG	4.26%
63,000	Evraz Group SA GDR Regs		1,880,550
	POLAND	4.45%
107,142	Bank Millennium SA		184,083
5,000	Bank Pekao SA		294,339
5,241	Bank Rozwoju Eksportu SA		463,507
75,000	Polski Koncern Naftowy		1,026,764
			1,968,693
	ROMANIA	0.98%
900,000	SIF 5 Oltenia Craiova		432,610

	RUSSIA	67.49%
80,000	Gazprom OAO Spon ADR		1,679,200
44,000	JSC MMC Norilsk Nickel ADR		750,200
70,000	JSC MMC Norilsk Spon ADR		1,193,500
19,000	Lukoil Holdings Spon ADR		1,079,200
50,000	Mechel Steel Group OAO		1,245,000
80,000	Mobile Telesystems Spon ADR		1,698,400
5,500,000	Mosenergo		632,500
7,000	Novatek OAO Spons GDR Regs		601,300
48,000	Novolipetsk Steel GDR Reg S		1,728,000
4,500,000	OGK-2		258,750
21,100,000	OGK-4		1,856,800
39,500,000	OGK-6		1,698,500
1	OAO Open Investments GDR		4
295,000	Rosneft Oil Co. OAO GDR Reg S		1,967,650
180,000	Rushydro Sponsored ADR Reg S		927,000
995,000	Sberbank RF		2,786,000
197,298	Severstal GDR Reg S		2,920,010
54,000	Sistema Regs Spons GDR		1,458,000
110,000	Surgutneftegaz SP ADR		1,053,800
20,000	Tatneft Sponsored REG S GDR		625,800
45,710	TMK GDR Regs		788,498
500,000	VTB Bank OJSC-GDR		2,877,500
			29,825,612
	TURKEY	3.31%
60,000	Aksigorta AS		84,240
872,817	Dogan Yayin Holding AS		840,980
73,333	Enka Insaat Ve Sanayi AS		317,961
42,960	Haci Omer Sabanci Holding		221,748
			1,464,929

	Total Securities	97.26%	42,981,759
	Cash and Cash Equivalents	2.74%	1,211,457
	TOTAL INVESTMENTS	100.00%	$ 44,193,216

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 41,668,986	1,312,773	-	$ 42,981,759

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS September 30, 2010 (unaudited)
Number of Shares	Security Description		% of Net Assets		Market Value
	LONG POSITIONS
	COMMON STOCKS		90.89%

	APARTMENT		0.94%
34200	Apartment Investment & Management Co. "A				$ 731,196

	DIVERSIFIED/OTHER		17.51%
93,000	CB Richard Ellis Group, Inc.				1,700,040
181,106	Crexus Investment Corp.				2,178,705
288,400	HFF Inc.				2,676,352
14,300	Ishares DJ US RE				756,184
21,600	Jones Lang LaSalle Inc.				1,863,432
263,100	Kennedy-Wilson Holdings Inc.				2,788,860
157,300	MI Developments				1,725,581
					13,689,154
	HEALTHCARE		12.12%
40,800	Alexandria Real Estate Equities, Inc.				2,856,000
135,900	Biomed Realty Trust				2,435,328
374,933	Cogdell Spencer Inc.				2,369,577
38,400	Health Care REIT, Inc.				1,817,856
					9,478,761
	HOTEL		12.36%
67,900	Gaylord Entertainment Company				2,070,950
142,500	MGM Resorts International				1,607,400
413,900	Red Lion Hotels Corp.				3,079,416
105,900	Wyndham Worldwide Corp.				2,909,073
					9,666,839
	MORTGAGE		2.43%
63,100	Colony Financial Inc.				1,166,088
36,900	Starwood Property Trust, Inc.				733,203
					1,899,291
	MULTI-FAMILY		16.80%
53,500	Camden Property Trust				2,566,395
162,800	Colonial Properties Trust				2,635,732
189,000	Lennar Corp. "A"				2,906,820
89,800	Post Properties, Inc.				2,507,216
82,122	Sun Communities, Inc.				2,521,145
					13,137,308
	OFFICE/INDUSTRIAL		13.96%
66,300	Allied Properties Real Estate Investment Trust (Canada)				1,462,737
442,700	DCT Industrial Trust Inc.				2,120,533
103,842	Hudson Pacific Properties Inc.				1,699,893
84,400	Liberty Property Trust				2,692,360
53,000	Mack-Cali Realty Corp.				1,733,630
178,000	Mission West Properties, Inc.				1,206,840
					10,915,993
	RETAIL		15.70%
209,300	CBL & Associates Properties, Inc.				2,733,458
117,000	Kimco Realty Corp.				1,842,750
554,000	Kite Realty Group Trust				2,459,760
260,200	Ramco-Gershenson Properties Trust				2,786,742
112,400	Weingarten Realty				2,452,568
					12,275,278

	TOTAL COMMON STOCKS				71,793,820

	PREFERRED STOCK		7.22%
	HOTEL		0.75%
22,871	Red Lion Hotel, Series A, 9.500%				585,498
	MORTGAGE		1.41%
113,300	ISTAR Financial Inc, Series I, 7.500%				1,101,276
	OFFICE		3.19%
75,000	First Industrial Realty Trust, Series J, 7.250%				1,459,500
43,800	Lexington Realty Trust, Series D, 7.550%				1,034,556
					2,494,056
	RETAIL		1.87%
59,800	Glimcher Realty Trust, Series G, 8.125%				1,462,110

	TOTAL PREFERRED STOCKS				5,642,940

	TOTAL LONG POSITIONS				77,436,760

	Total Securities		99.04%		$ 77,436,760
	Cash and Cash Equivalents		0.96%		747,579
	TOTAL INVESTMENTS		100.00%		$ 78,184,339

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 77,436,760	-	-	$ 77,436,760

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  December 2, 2010

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  December 2, 2010

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